UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN 37211

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of

1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Monteagle Funds

Fixed Income Fund

Informed Investor Growth Fund

Quality Growth Fund

Select Value Fund

Value Fund

The Texas Fund

Semi-Annual Report (Unaudited)

February 28, 2017

MONTEAGLE FIXED INCOME FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
U.S. Treasury Note, 1.75%, due 05/15/2022	3.87%
U.S. Treasury Note, 1.625%, due 08/15/2022	3.84%
U.S. Treasury Notes, 2.125%,due 8/15/2021	2.47%
FNMA Pool AB3690 4.00%, due 10/01/2041	2.37%
FHLMC, 4.875%, due 06/13/2018	2.05%
Qualcomm, Inc. 3.00%, due 05/20/22	1.98%
Apple Inc., 3.20% 05/13/2025	1.98%
U.S. Treasury Notes, 2.25%,due 11/15/2024	1.95%
FNMA, 2.125%, due 04/24/2026	1.86%
Anheuser-Busch InBev 5.375%, due 01/15/2020	1.60%
23.97%

Sector Allocation	(% of Net Assets)
Corporate Bonds	47.32%
U.S. Government and Agency Obligations	22.66%
Mortgage-Backed Securities	22.30%
Money Market Fund	7.81%
Real Estate Investment Trust	1.48%
Liabilities in Excess of Other Assets	(1.57)%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Thor Industries Inc.	6.83%
Citizens Financial Group	4.87%
Applied Materials, Inc	4.79%
Charles Schwab Corp.	4.48%
East West Bancorp, Inc.	4.06%
SVB Financial Group	3.24%
LAM Research Corp	2.96%
SPDR S&P 500 ETF Trust	2.96%
Powershares QQQ Trust Series 1	2.90%
Western Alliance Bancorp.	2.86%
39.95%

Top Ten Portfolio Industries	(% of Net Assets)
Exchange Traded Funds	8.25%
Semiconductors	6.93%
Home Builders	6.83%
Commercial Banks	6.10%
Banks	4.87%
Diversified Financial Services	4.48%
State Commercial Banks	4.06%
Mining	3.60%
Special Industry Machinery, NEC	2.96%
Iron & Steel	2.77%
50.85%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Financial Services	19.51%
Money Market Fund	17.97%
Technology	17.86%
Consumer Cyclical	8.52%
Exchange Traded Funds	8.25%
Basic Materials	6.37%
Industrials	3.02%
Healthcare	1.10%
Other Assets Less Liabilities	17.40%
100.00%

MONTEAGLE QUALITY GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	5.22%
Home Depot, Inc.	3.86%
Microsoft Corp.	3.37%
Visa, Inc. Class A	2.80%
Comcast Corp. Class A	2.80%
Alphabet, Inc. Class A	2.70%
Walt Disney Co.	2.68%
Amazon.com, Inc.	2.64%
Johnson & Johnson	2.56%
UnitedHealth Group, Inc.	2.51%
31.14%

Top Ten Portfolio Industries	(% of Net Assets)
Internet	10.32%
Retail	9.85%
Media	6.48%
Biotechnology	5.92%
Computers	5.80%
Money Market Fund	5.62%
Pharmaceuticals	5.02%
Aerospace & Defense	4.77%
Software	4.01%
Healthcare Services	3.69%
61.48%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Technology	21.42%
Healthcare	17.45%
Consumer Cyclical	15.69%
Industrials	13.92%
Consumer Defensive	10.76%
Money Market Fund	5.62%
Financial Services	5.09%
Communication Services	4.84%
Basic Materials	3.05%
Real Estate Investment Trusts	1.68%
Energy	0.43%
Other Assets Less Liabilities	0.05%
100.00%

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Western Digital Corp.	6.04%
Legg Mason, Inc.	4.74%
First Solar, Inc.	4.13%
Ralph Lauren Corp.	3.77%
Gilead Sciences, Inc.	3.77%
Cardinal Health Inc	3.67%
Caterpillar, Inc.	3.63%
CVS Caremark Corp.	3.49%
Pitney Bowes, Inc.	3.45%
Discovery Comm., Inc.	3.24%
39.93%

Top Ten Portfolio Industries	(% of Net Assets)
Apparel	11.26%
Retail	9.52%
Pharmaceuticals	8.62%
Media	7.84%
Diversified Financial Services	6.88%
Computers	6.04%
Oil & Gas Services	5.84%
Energy-Alternative Sources	4.13%
Biotechnology	3.77%
Machinery-Construction & Mining	3.63%
67.53%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer Cyclical	26.17%
Healthcare	19.10%
Energy	11.94%
Industrials	11.60%
Technology	10.17%
Financial Services	8.35%
Basic Materials	5.50%
Money Market Fund	9.39%
Real Estate Investment Trust	1.72%
Liabilities In Excess Of Other Assets	(3.94)%
100.00%

MONTEAGLE VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
AT & T, Inc.	3.81%
Kulicke & Soffa Industries, Inc.	3.15%
Eastman Chemical Co.	2.89%
CF Industries Holdings, Inc.	2.86%
Intel Corp.	2.80%
MDC Holdings, Inc.	2.79%
Merck & Co., Inc.	2.74%
Verizon Communications, Inc.	2.71%
HollyFrontier Corp.	2.67%
International Paper Co.	2.50%
28.92%

Top Ten Portfolio Industries	(% of Net Assets)
Pharmaceuticals	9.54%
Miscellaneous Manufacturing	9.36%
Semiconductors	8.06%
Oil & Gas	7.71%
Chemicals	7.68%
Telecommunications	7.61%
Forest Products & Paper	4.92%
Iron & Steel	4.35%
Computers	4.22%
Retail	3.98%
67.43%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Industrials	21.39%
Basic Materials	15.87%
Technology	13.37%
Consumer Cyclical	13.16%
Healthcare	9.53%
Energy	9.16%
Communication Services	6.52%
Consumer Defensive	3.64%
Money Market Fund	4.32%
Real Estate Investment Trust	2.23%
Financial Services	1.45%
Preferred Stock	0.66%
Liabilities In Excess Of Other Assets	(1.31)%
100.00%

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Rush Enterprises, Inc.	2.20%
Integer Holdings Corp.	2.08%
Eagle Materials, Inc.	1.84%
Texas Capital Bancshares Inc.	1.74%
Celanese Corp.	1.69%
Westlake Chemical Co.	1.69%
US Physical Therapy, Inc.	1.65%
Lennox International, Inc.	1.64%
Prosperity Bancshares, Inc.	1.58%
LegacyTexas Financial Group, Inc.	1.55%
17.66%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	12.41%
Banks	9.52%
Building Materials	6.65%
Retail	6.62%
Food	5.60%
Chemicals	5.06%
Oil & Gas Services	4.96%
Semiconductors	3.80%
Healthcare Products	3.29%
Healthcare Services	2.87%
60.78%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Basic Materials	9.77%
Communication Services	0.87%
Consumer Cyclical	17.38%
Consumer Defensive	4.19%
Energy	17.98%
Financial Services	13.90%
Healthcare	6.16%
Industrials	17.67%
Money Market Fund	2.32%
Real Estate	1.41%
Technology	8.49%
Liabilities In Excess Of Other Assets	(0.14)%
100.00%

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Par Value		Fair Value

CORPORATE BONDS - 47.32% (a)
Agriculture - 0.97%
500,000	Philip Morris International, 2.50%, 08/22/2022	$ 494,424

Auto Manufacturers - 0.98%
500,000	AmericanHonda Finance Corp., 2.90%, 02/16/2024	501,445

Banks - 9.02%
500,000	Goldman Sachs Group, 5.95%, 01/18/2018	518,944
500,000	JPMorgan Chase & Co., 6.00%, 01/15/2018	519,286
500,000	JPMorgan Chase & Co., 4.35%, 08/15/2021	536,296
500,000	Manufacturers & Trader Trust, 1.45%, 03/07/2018	499,696
500,000	Northern Trust Corp., 2.35%, 08/02/2022	495,895
500,000	PNC Funding Corp., 4.375%, 08/11/2020	534,070
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	499,984
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	507,028
500,000	Westpac Banking Corp., 2.00%, 08/14/2017	501,788
		4,612,987
Beverages - 1.60%
750,000	Anheuser-Busch InBev, 5.375%, 01/15/2020	819,330

Biotechnology - 1.00%
500,000	Gilead Sciences, Inc., 3.25%, 09/01/2022	511,729

Computers - 3.15%
1,000,000	Apple, Inc., 3.20%, 05/13/2025	1,013,380
600,000	IBM Corp., 1.25%, 02/08/2018	600,399
		1,613,779
Diversified Financial Services - 0.50%
250,000	CME Group, Inc., 3.00%, 09/15/2022	256,254

Electric - 2.64%
500,000	Duke Energy Florida LLC, 4.55%, 04/01/2020	532,872
770,000	Georgia Power Co., 4.25%, 12/01/2019	815,664
		1,348,536
Electrical Component & Equipment - 1.20%
625,000	Honeywell International, 1.85%, 11/01/2021	613,717

Engineering & Construction - 0.70%
350,000	Fluor Corp., 3.50%, 12/15/2024	360,674

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Par Value		Fair Value

Healthcare - Products - 2.00%
750,000	Becton Dickinson & Co., 3.125%, 11/08/2021	$ 768,102
250,000	Medtronic, Inc., 3.125%, 03/15/2022	255,836
		1,023,938
Insurance - 2.54%
500,000	Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	513,098
750,000	Chubb Corp., 5.75%, 05/15/2018	787,787
		1,300,885
Machinery-Diversified - 1.56%
750,000	Deere & Co., 4.375%, 10/16/2019	797,192

Media - 0.98%
500,000	Comcast Corp., 3.00%, 02/01/2024	498,933

Metal Fabricate & Hardware - 0.97%
500,000	Precision Castparts Corp., 2.50%, 01/15/2023	494,673

Metalworking & Machinery & Equipment - 3.07%
250,000	3M Co., 1.00%, 06/26/2017	250,056
250,000	3M Co., 2.00%, 06/26/2022	246,858
500,000	General Electric Co., 5.55%, 05/04/2020	556,215
500,000	General Electric Co., 3.15%, 09/07/2022	517,277
		1,570,406
Oil & Gas - 3.22%
250,000	BP Capital Markets, Plc, 4.75%, 03/10/2019	264,151
500,000	BP Capital Markets, Plc, 2.50%, 11/06/2022	490,710
200,000	Chevron Corp., 2.566%, 05/16/2023	197,966
200,000	Chevron Corp., 2.954%, 05/16/2026	197,469
250,000	Shell International Finance BV, 1.125%, 08/21/2017	249,828
250,000	Shell International Finance BV, 2.375%, 08/21/2022	246,243
		1,646,367
Oil & Gas Services - 1.47%
750,000	Halliburton Co., 2.00%, 08/01/2018	752,389

Pharmaceuticals - 2.00%
500,000	AstraZeneca Plc, 1.95%, 09/18/2019	500,120
500,000	GlaxoSmithKline Capital, Inc., 5.65%, 05/15/2018	525,536
		1,025,656
Retail - 0.98%
250,000	Costco Wholesale Corp., 1.125%, 12/15/2017	249,725
250,000	Costco Wholesale Corp., 1.70%, 12/15/2019	250,360
		500,085

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Par Value		Fair Value

Semiconductors - 2.67%
350,000	Intel Corp., 1.35%, 12/15/2017	$ 350,343
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	1,014,306
		1,364,649
Software - 0.97%
500,000	Oracle Corp., 2.50%, 10/15/2022	498,875

Telecommunications - 3.13%
750,000	AT&T, Inc., 5.80%, 02/15/2019	805,546
750,000	Cisco Systems, Inc., 4.95%, 02/15/2019	798,377
		1,603,923

TOTAL FOR CORPORATE BONDS (Cost $23,951,981) - 47.32%		24,210,846

REAL ESTATE INVESTMENT TRUST - 1.48%
750,000	Simon Property Group, 2.20%, 02/01/2019	756,074

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $752,197) - 1.48%		756,074

MORTGAGE-BACKED SECURITIES - 22.30% (a)
Federal Home Loans Banks - 0.39%
210,000	Federal Home Loans Banks 2.375%, 03/13/2026	203,653

Federal Home Loans Mortgage Corp. - 8.58%
500,000	Federal Home Loans Mortgage Corp., 1.75%, 05/30/2019	504,270
1,000,000	Federal Home Loans Mortgage Corp., 4.875%, 06/13/2018	1,048,480
175,000	Federal Home Loans Mortgage Corp., 5.00%, 12/14/2018	186,105
201,649	Federal Home Loans Mortgage Corp., Pool #A94289 4.00%, 10/01/2040	212,539
144,255	Federal Home Loans Mortgage Corp., Pool #A947184 4.50%, 02/01/2041	155,610
248,340	Federal Home Loans Mortgage Corp., Pool #G07163 3.50%, 10/01/2042	255,868
643,247	Federal Home Loans Mortgage Corp., Pool #G07961 3.50%, 03/01/2045	662,243
603,781	Federal Home Loans Mortgage Corp., Pool #G08618 4.00%, 12/01/2044	635,211
338,137	Federal Home Loans Mortgage Corp., Pool #J19285 2.50%, 06/01/2027	343,088
282,275	Federal Home Loans Mortgage Corp., Pool #Q15767 3.00%, 02/01/2043	282,006
38,383	Federal Home Loans Mortgage Corp., Series 15L 7.00%, 07/25/2023	42,161
61,286	Federal Home Loans Mortgage Corp., Series 2841 BY 5.00%, 08/15/2019	62,692
		4,390,273
Federal National Mortgage Associations - 12.66%
500,000	Federal National Mortgage Association 1.875%, 09/18/2018	505,562
750,000	Federal National Mortgage Association 2.625%, 09/06/2024	762,686

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Par Value		Fair Value

Federal National Mortgage Associations - (Continued)
1,000,000	Federal National Mortgage Association 2.125%, 04/24/2026	$ 953,212
52,931	Federal National Mortgage Association 2007-40, 5.50%, 05/25/2037	58,523
133	Federal National Mortgage Association Pool #725421 7.00%, 09/01/2017	134
319,194	Federal National Mortgage Association Pool #AL1869 3.00%, 06/01/2027	329,431
50,635	Federal National Mortgage Association Pool #545759 6.50%, 07/01/2032	58,855
25,870	Federal National Mortgage Association Pool #754289 6.00%, 11/01/2033	29,566
38,417	Federal National Mortgage Association Pool #882684 6.00%, 06/01/2036	43,577
1,147,653	Federal National Mortgage Association Pool #AB3690 4.00%, 10/01/2041	1,211,214
297,635	Federal National Mortgage Association Pool #AK3402 4.00%, 02/01/2042	314,145
195,153	Federal National Mortgage Association Pool #AO0763 4.00%, 04/01/2042	206,476
178,543	Federal National Mortgage Association Pool #AB8898 3.00%, 04/01/2043	177,857
346,596	Federal National Mortgage Association Pool #AB9238 3.00%, 05/01/2043	345,477
215,293	Federal National Mortgage Association Pool #AL7729 4.00%, 06/01/2043	227,180
236,795	Federal National Mortgage Association Pool #AU1619 3.50%, 07/01/2043	243,809
747,136	Federal National Mortgage Association Pool #AU3763 3.50%, 08/01/2043	769,115
222,128	Federal National Mortgage Association Pool #AL5097 4.50%, 09/01/2043	239,702
		6,476,521
Government National Association - 0.67%
20,964	Government National Mortgage Association Pool #648337 5.00%, 10/15/2020	22,218
58,167	Government National Mortgage Association Pool #476998 6.50%, 07/15/2029	66,330
19,050	Government National Mortgage Association Pool #676516 6.00%, 02/15/2038	21,620
46,827	Government National Mortgage Association 2012-52 PM 3.50%, 12/20/2039	48,605
185,780	Government National Mortgage Association 2012-91 HQ 2.00%, 09/20/2041	182,174
		340,947

TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $11,523,961) - 22.30%		11,411,394

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 22.66% (a)
U.S. Treasury Notes - 22.66%
250,000	United States Treasury Note Bond 4.75%, 08/15/2017	254,668
250,000	United States Treasury Note Bond 3.50%, 02/15/2018	256,084
250,000	United States Treasury Note Bond 1.50%, 08/31/2018	251,514
250,000	United States Treasury Note Bond 1.50%, 02/28/2019	251,318
250,000	United States Treasury Note Bond 1.75%, 09/30/2019	252,353
250,000	United States Treasury Note Bond 3.625%, 02/15/2020	265,576
750,000	United States Treasury Note Bond 2.625%, 08/15/2020	775,517
500,000	United States Treasury Note Bond 3.625%, 02/15/2021	536,543
250,000	United States Treasury Note Bond 2.25%, 03/31/2021	254,815
1,250,000	United States Treasury Note Bond 2.125%, 08/15/2021	1,265,087
750,000	United States Treasury Note Bond 2.00%, 11/15/2021	754,307

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Par Value		Fair Value

U.S. Treasury Notes - (Continued)
250,000	United States Treasury Note Bond 2.00%, 02/15/2022	$ 251,172
2,000,000	United States Treasury Note Bond 1.75%, 05/15/2022	1,979,454
250,000	United States Treasury Note Bond 2.125%, 06/30/2022	251,934
2,000,000	United States Treasury Note Bond 1.625%, 08/15/2022	1,962,110
250,000	United States Treasury Note Bond 2.50%, 08/15/2023	255,576
750,000	United States Treasury Note Bond 2.75%, 11/15/2023	777,481
1,000,000	United States Treasury Note Bond 2.25%, 11/15/2024	998,945
		11,594,454

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $11,667,396) - 22.66%		11,594,454

MONEY MARKET FUND - 7.81%
3,999,468	Federated Government Obligations Fund - Institutional Class, 0.46% **	3,999,468

TOTAL FOR MONEY MARKET FUND (Cost $3,999,468) - 7.81%		3,999,468

TOTAL INVESTMENTS (Cost $51,895,003) - 101.57%		51,972,236

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.57)%		(803,380)

NET ASSETS - 100.00%		$51,168,856

** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 56.38%
Banks - 4.87%
14,600	Citizens Financial Group, Inc.	$ 545,602

Commercial Banks - 6.10%
1,900	SVB Financial Group *	362,691
6,200	Western Alliance Bancorp *	320,168
		682,859
Diversified Financial Services - 4.48%
12,400	Charles Schwab Corp.	501,084

Electrical Component & Equipment - 1.92%
2,800	Cognex Corp.	215,068

Healthcare Products - 1.10%
1,200	Align Technology, Inc. *	123,312

Home Builders - 6.83%
6,900	Thor Industries, Inc.	764,658

Internet - 1.09%
900	Facebook, Inc. *	121,986

Instruments For Measure & Testing of Electricity & Electric Signals - 1.90%
7,500	Teradyne, Inc.	213,300

Iron & Steel - 2.77%
8,000	United States Steel Corp.	309,760

Machinery-Construction & Mining - 0.97%
1,600	Oshkosh Corp.	108,624

Machinery-Diversified - 2.05%
2,100	Deere & Co.	229,929

Mining - 3.60%
4,800	Agnico Eagle Mines Ltd. (Canada)	203,568
4,800	Rio Tinto Plc. ADR	199,296
		402,864
Optical Instruments & Lenses - 2.09%
2,600	KLA Tencor Corp.	234,312

* Non-Income producing.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Retail - 1.70%
1,000	Domino's Pizza, Inc.	$ 189,810

Semiconductors - 6.93%
14,800	Applied Materials, Inc.	536,056
3,300	Microchip Technology, Inc.	239,316
		775,372
Software - 0.96%
1,500	Synopsys, Inc. *	107,160

Special Industry Machinery, NEC - 2.96%
2,800	LAM Research Corp.	331,912

State Commercial Banks - 4.06%
8,400	East West Bancorp, Inc.	454,608

TOTAL FOR COMMON STOCKS (Cost $5,841,911) - 56.38%		6,312,220

EXCHANGE TRADED FUNDS - 8.25%
Equity Fund - 8.25%
2,200	iShares 20+ Year Treasury Bond ETF	267,828
2,500	PowerShares QQQ Trust Series 1 EFT	325,050
1,400	SPDR S&P 500 ETF Trust	331,058
		923,936

TOTAL FOR EQUITY FUNDS (Cost $911,070) - 8.25%		923,936

MONEY MARKET FUND - 17.97%
2,011,527	Federated Government Obligations Fund - Institutional Class, 0.46% **	2,011,527

TOTAL FOR MONEY MARKET FUND (Cost $2,011,527) - 17.97%		2,011,527

TOTAL INVESTMENTS (Cost $8,764,508) - 82.60%		9,247,683

OTHER ASSETS LESS LIABILITIES - 17.40%		1,948,238

NET ASSETS - 100.00%		$11,195,921

* Non-Income producing.

** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 92.65%
Aerospace & Defense- 4.77%
886	Boeing Co.	$ 159,684
1,215	Lockhead Martin Corp.	323,895
1,433	Northrop Grumman Corp.	354,080
2,248	Raytheon Co.	346,529
		1,184,188
Agriculture - 1.05%
3,471	Altria Group, Inc.	260,047

Apparel - 1.03%
1,608	Ralph Lauren Corp.	127,563
2,262	Nike, Inc.	129,296
		256,859
Banks - 0.52%
517	Goldman Sachs Group, Inc.	128,247

Beverages - 3.52%
13,528	Coca-Cola Co.	567,635
2,775	PepsiCo, Inc.	306,305
		873,940
Biotechnology - 5.92%
1,912	Amgen, Inc.	337,525
556	Biogen Idec, Inc. *	160,462
278	Bioverativ, Inc. *	14,478
4,056	Celgene Corp. *	500,957
6,454	Gilead Sciences, Inc.	454,878
		1,468,300
Chemicals - 1.85%
1,363	Albermarble Corp.	138,358
710	CF Industries Holdings, Inc.	22,308
2,511	Praxair, Inc.	298,081
		458,747
Commercial Services - 1.40%
8,269	PayPal Holdings, Inc. *	347,298

Computers - 5.80%
9,456	Apple, Inc.	1,295,377
800	International Business Machines Corp.	143,856
		1,439,233

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Cosmetics & Personal Care - 3.61%
5,114	Colgate-Palmolive Co.	$ 373,220
2,400	Ecolab, Inc.	297,528
2,713	The Estee Lauder Cos., Inc.	224,772
		895,520
Diversified Finance Services - 3.17%
2,507	Synchrony Financial	90,854
7,914	Visa, Inc. Class A	695,957
		786,811
Electrical Component & Equipment - 1.07%
4,908	AMETEK, Inc.	264,885

Electronics - 3.56%
3,990	Amphenol Corp.	276,148
5,758	Flir Systems, Inc.	211,376
2,201	Honeywell International, Inc.	274,025
3,944	Trimble, Inc. *	122,382
		883,931
Food - 1.69%
2,585	McCormick & Co., Inc.	254,416
5,366	Whole Foods Market, Inc.	164,575
		418,991
Healthcare Products - 1.48%
3,217	Baxter International, Inc.	163,810
2,164	Edwards Lifesciences Corp. *	203,503
		367,313
Healthcare Services - 3.69%
1,967	Cigna Corp. *	292,886
3,766	UnitedHealth Group, Inc.	622,821
		915,707
Household Products & Wares - 1.45%
2,624	Clorox Co.	358,989

Internet - 10.32%
793	Alphabet, Inc. Class A *	670,029
511	Alphabet, Inc. Class C *	420,660
775	Amazon.com, Inc. *	654,906
6,898	eBay, Inc. *	233,842
3,393	Facebook, Inc. *	459,887
7,703	Twitter, Inc. *	121,476
		2,560,800
Machinery-Construction & Mining - 0.57%
1,474	Caterpillar, Inc.	142,477

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Machinery-Diversified - 1.33%
1,578	Roper Industries, Inc.	$ 330,118

Media - 6.48%
18,572	Comcast Corp. Class A	694,964
3,991	Dish Network Corp. *	247,442
6,048	Walt Disney Co.	665,824
		1,608,230
Metal Fabricate & Hardware - 0.52%
1,772	Ball Corp.	130,295

Miscellaneous Manufacturing - 2.28%
3,034	3M Co.	565,386

Oil & Gas - 0.43%
1,303	Exxon Mobil Corp.	105,960

Pharmaceuticals - 5.02%
4,690	Bristol-Myers Squibb Co.	265,970
3,153	Eli Lilly & Co.	261,100
1,189	Express Scripts Holding Co. *	84,003
5,203	Johnson & Johnson	635,859
		1,246,932
Retail - 9.85%
893	Costco Wholesale Corp.	158,222
4,116	CVS Caremark Corp.	331,667
6,610	Home Depot, Inc.	957,855
1,843	McDonald's Corp.	235,259
4,250	TJX Cos., Inc.	333,413
6,560	Yum! Brands, Inc.	428,499
		2,444,915
Semiconductors - 2.43%
2,231	NXP Semiconductors NV Co. *	229,369
6,608	Qualcomm, Inc.	373,220
		602,589
Software - 4.01%
13,084	Microsoft Corp.	837,114
3,737	Oracle Corp.	159,159
		996,273
Telecommunications - 1.04%
5,189	Verizon Communications, Inc.	257,530

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Transportation - 2.79%
1,483	FedEx Corp.	$ 286,189
961	Kansas City Southern	85,173
2,988	Union Pacific Corp.	322,525
		693,887

TOTAL FOR COMMON STOCKS (Cost $17,223,114) - 92.65%		22,994,398

REAL ESTATE INVESTMENT TRUSTS - 1.68%
854	American Tower Corp.	98,031
4,551	Welltower, Inc.	320,299
		418,330

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $340,737) - 1.68%		418,330

MONEY MARKET FUND - 5.62%
1,393,853	Federated Government Obligations Fund - Institutional Class, 0.46% **	1,393,853

TOTAL FOR MONEY MARKET FUND (Cost $1,393,853) - 5.62%		1,393,853

TOTAL INVESTMENTS (Cost $18,957,704) - 99.95%		24,806,581

OTHER ASSETS LESS LIABILITIES - 0.05%		13,376

NET ASSETS - 100.00%		$24,819,957

** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 92.83%

Apparel - 11.26%
4,875	L Brands, Inc.	$ 256,523
10,200	Michael Kors Holdings, Ltd. *	372,300
5,900	Ralph Lauren Corp.	468,047
5,720	VF Corp.	300,014
		1,396,884
Banks - 1.47%
7,400	Bank of America Corp.	182,632

Biotechnology - 3.77%
6,630	Gilead Sciences, Inc.	467,282

Chemicals - 2.56%
10,160	Mosaic Co.	316,890

Computers - 6.04%
9,750	Western Digital Corp.	749,580

Distribution & Wholesale - 1.05%
6,884	Fossil Group, Inc. *	130,176

Diversified Financial Services - 6.88%
2,180	CME Group, Inc.	264,783
15,600	Legg Mason, Inc.	588,432
		853,215
Energy-Alternative Sources - 4.13%
14,150	First Solar, Inc. (a) *	512,089

Healthcare Services - 3.22%
2,426	Anthem, Inc.	399,853

Machinery-Construction & Mining - 3.63%
4,653	Caterpillar, Inc.	449,759

Machinery-Diversified - 2.76%
2,305	Cummins, Inc.	342,269

* Non-Income producing.

(a) Security, or a portion of the security is out on loan at February 28, 2017. Total loaned securities had a fair value of $491,790 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Media - 7.84%
13,971	Discovery Comm., Inc. *	$ 401,806
5,000	Viacom, Inc. Class B	217,250
13,800	Tegna, Inc.	353,694
		972,750
Mining - 2.93%
27,163	Freeport-McMoRan Copper & Gold, Inc. *	363,984

Miscellaneous Manufacturing - 1.76%
7,300	General Electric Co.	217,613

Office & Business Equipment - 3.45%
31,328	Pitney Bowes, Inc.	427,314

Oil & Gas - 3.08%
2,200	ConocoPhillips	104,654
20,100	Transocean Ltd. *	277,782
		382,436
Oil & Gas Services - 5.84%
6,513	Baker Hughes, Inc.	392,604
8,200	National Oilwell Varco, Inc.	331,444
		724,048
Petroleum Refining - 3.02%
5,513	Valero Energy Corp.	374,608

Pharmaceuticals - 8.62%
5,600	Cardinal Health, Inc.	455,672
5,518	Mallinckrodt Plc. *	289,254
7,732	Mylan NV *	323,584
		1,068,510
Retail - 9.52%
4,275	AutoNation, Inc. *	196,223
5,375	CVS Caremark Corp.	433,117
5,200	Gap, Inc.	129,064
3,385	Kohl's Corp.	144,269
4,375	Signet Jewelers Ltd.	278,206
		1,180,879

TOTAL FOR COMMON STOCKS (Cost $11,511,404) - 92.83%		11,512,771

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

REAL ESTATE INVESTMENT TRUST - 1.72%
6,520	HCP, Inc.	$ 213,791

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $227,385) - 1.72%		213,791

MONEY MARKET FUND - 9.39%
1,164,849	Federated Government Obligations Fund - Institutional Class, 0.46% (b) **	1,164,849

TOTAL FOR MONEY MARKET FUND (Cost $1,164,849) - 9.39%		1,164,849

TOTAL INVESTMENTS (Cost $12,903,638) - 103.94%		12,891,411

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.94)%		(488,931)

NET ASSETS - 100.00%		$12,402,480

** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2017.

(b) A portion of this security is segregated as collateral for securities on loan at February 28, 2017. Total collateral had a fair value of $502,554 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 94.10%
Aerospace & Defense- 0.05%
400	Triumph Group, Inc.	$ 11,120

Apparel - 1.67%
7,000	VF Corp.	367,150

Auto Parts & Equipment - 2.21%
12,000	Cooper Tire & Rubber Co.	485,400

Chemicals - 7.68%
20,000	CF Industries Holdings, Inc.	628,400
7,900	Eastman Chemical Co.	633,975
18,800	Huntsman Corp.	424,880
		1,687,255
Computers - 4.22%
2,900	International Business Machines Corp.	521,478
8,400	Seagate Technology Plc.	404,796
		926,274
Distribution & Wholesale - 2.21%
79,558	Wolseley Plc. Jersey ADR	484,508

Diversified Financial Services - 1.45%
4,813	Macquarie Group, Ltd. ADR	319,463

Electrical Component & Equipment - 3.48%
5,000	Eaton Corp. Plc.	359,900
30,000	Schneider Electric SA ADR *	404,850
		764,750
Engineering & Construction - 2.32%
9,200	Fluor Corp.	509,588

Food - 3.64%
7,600	Cal-Maine Foods, Inc. *	288,420
28,000	Dean Foods Co.	510,720
		799,140
Forest Products & Paper - 4.93%
10,400	International Paper Co.	548,080
13,000	Schweitzer-Mauduit International, Inc.	533,390
		1,081,470
Home Builders - 2.79%
21,000	MDC Holdings, Inc.	612,990

* Non-Income producing.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Iron & Steel - 4.35%
23,000	Commercial Metals Co.	$ 485,990
7,500	Nucor Corp.	469,275
		955,265
Media - 1.62%
8,000	Nielsen Holdings Plc.	354,880

Mining - 1.40%
9,000	Newmont Mining Corp.	308,160

Miscellaneous Manufacturing - 9.36%
11,550	American Railcar Industries, Inc. (b)	514,668
16,200	General Electric Co.	482,922
11,000	Textron, Inc.	520,300
20,000	Trinity Industries, Inc.	536,800
		2,054,690
Oil & Gas - 7.71%
5,000	Exxon Mobil Corp.	406,600
20,000	HollyFrontier Corp.	585,600
12,000	Marathon Oil Corp.	192,000
6,500	Phillips 66	508,235
		1,692,435
Oil & Gas Services - 1.46%
4,000	Sclumberger Ltd.	321,440

Pharmaceuticals - 9.54%
15,000	AstraZeneca Plc. ADR	438,900
9,147	Merck & Co., Inc.	602,513
15,000	Owens & Minor, Inc.	541,200
15,000	Pfizer, Inc.	511,800
		2,094,413
Retail - 3.98%
12,500	Coach, Inc.	476,125
12,000	Macy's, Inc.	398,640
		874,765
Semiconductors - 8.06%
17,000	Intel Corp.	615,400
33,750	Kulicke & Soffa Industries, Inc. *	690,863
8,200	Qualcomm, Inc.	463,136
		1,769,399

* Non-Income producing.

ADR - American Depository Receipt

(b) Security, or a portion of the security is out on loan at February 28, 2017. Total loaned securities had a fair value of $323,334 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Telecommunications - 7.61%
20,000	AT&T, Inc.	$ 835,800
31,000	FIH Mobile, Ltd. ADR * (a)	240,414
12,000	Verizon Communications, Inc.	595,560
		1,671,774
Transportation - 2.36%
6,800	Ryder System, Inc.	517,820

TOTAL FOR COMMON STOCKS (Cost $16,989,418) - 94.10%		20,664,149

PREFERRED STOCK - 0.66%
Limited Partnerships - 0.66%
6,408	Steel Partners Holdings L.P., 6.00%, 02/07/2026	144,180

TOTAL FOR PREFERRED STOCK (Cost $289,951) - 0.66%		144,180

REAL ESTATE INVESTMENT TRUST - 2.23%
17,100	Rayonier, Inc.	489,744

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $447,916) - 2.23%		489,744

MONEY MARKET FUND - 4.32%
949,450	Federated Government Obligations Fund - Institutional Class, 0.46% (c) **	949,450

TOTAL FOR MONEY MARKET FUND (Cost $949,450) - 4.32%		949,450

TOTAL INVESTMENTS (Cost $18,676,735) - 101.31%		22,247,523

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.31)%		(287,285)

NET ASSETS - 100.00%		$21,960,238

* Non-Income producing.

** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2017.

ADR - American Depository Receipt

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, notes to the financial statements. Refer to the table included in Note 2 of the accompanying notes to the financial statements.

(c) A portion of this security is segregated as collateral for securities on loan at February 28, 2017. Total collateral had a fair value of $342,047 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 97.82%
Agriculture - 0.63%
879	Alamo Group, Inc.	$ 66,057

Airlines- 2.08%
1,468	American Airlines Group, Inc.	68,056
2,625	Southwest Airlines Co.	151,725
		219,781
Apparel - 0.56%
2,579	Tailored Brands, Inc.	59,601

Auto Manufacturers - 1.45%
1,356	Toyota Motor Corp. ADR	153,431

Banks - 9.52%
1,249	Cullen/Frost Bankers, Inc.	115,495
2,536	First Financial Bankshares, Inc. (a)	111,584
2,797	International Bancshares Corp.	106,426
3,854	LegacyTexas Financial Group, Inc.	164,142
2,243	Prosperity Bancshares, Inc.	167,193
4,500	Southside Bancshares, Inc.	158,535
2,061	Texas Capital Bancshares, Inc. *	183,738
		1,007,113
Beverages - 1.37%
1,552	Dr Pepper Snapple Group, Inc.	145,019

Building Materials - 6.65%
11,795	Builders Firstsource, Inc. *	152,627
1,874	Eagle Materials, Inc.	194,353
1,054	Lennox International, Inc.	173,509
5,100	NCI Building Systems, Inc. *	81,600
1,600	US Concrete, Inc.	100,800
		702,889
Capital Goods - 0.70%
1,970	Quanta Services, Inc. *	73,520

Chemicals - 5.06%
2,010	Celanese Corp.	179,232
1,816	CSW Industrials, Inc. *	67,374
4,047	Kronos Worldwide, Inc.	56,091
5,795	Nexeo Solutions, Inc. *	53,662
2,824	Westlake Chemical Co.	179,126
		535,485

* Non-Income producing.

ADR - American Depository Receipt

(a) Security, or a portion of the security is out on loan at February 28, 2017. Total loaned securities had a fair value of $141,545 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Commercial Services - 1.43%
1,819	Insperity, Inc.	$ 151,432

Computers - 2.69%
1,266	Cardtronics, Plc. *	55,805
1,599	Cognizant Technology Solutions Corp. *	94,773
7,165	HMS Holdings Corp.	133,484
		284,062
Distribution & Wholesale - 1.14%
1,811	DXP Enterprises, Inc. *	63,385
3,047	Fossill Group, Inc. *	57,619
		121,004
Diversified Financial Services - 1.30%
567	Alliance Data Systems Corp.	137,770

Electric - 1.42%
3,930	Comfort Systems USA, Inc. *	149,929

Electronics - 1.81%
2,920	Benchmark Electronic, Inc. *	90,812
3,118	National Instruments Corp.	100,524
		191,336
Energy - 0.43%
2,900	Bristow Group, Inc.	45,559

Engineering & Construction - 1.29%
1,275	Fluor Corp.	70,622
1,164	Jacobs Engineering Group, Inc.	65,661
		136,283
Entertainment - 2.05%
2,632	Cinemark Holdings, Inc.	110,202
1,759	Six Flags Entertainment Corp.	106,613
		216,815
Environmental Control - 1.43%
870	Waste Connections, Inc.	76,029
1,019	Waste Management, Inc.	74,713
		150,742
Food - 5.60%
1,118	Brinker International, Inc.	47,224
2,700	Chuy's Holdings, Inc. *	76,950
5,567	Darling Ingredients, Inc. *	72,427

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Food - (Continued)
2,922	Sysco Corp.	$ 154,048
4,702	Whole Foods Market, Inc.	144,210
3,699	Wingstop, Inc. *	97,284
		592,143
Healthcare Products - 3.29%
6,088	Integer Holdings Corp. *	220,081
2,540	Livanova, Plc. *	128,016
		348,097
Healthcare Services - 2.87%
3,278	Adeptus Health, Inc. (a) *	22,127
5,540	Tenet Healthcare Corp. *	106,922
2,300	US Physical Therapy, Inc.	173,995
		303,044
Home Builders - 2.43%
4,795	Dr Horton, Inc.	153,440
3,557	LGI Homes, Inc. *	103,189
		256,629
Insurance - 2.07%
344	National Western Life Group, Inc.	109,340
1,414	Torchmark Corp.	109,627
		218,967
Investment Companies - 1.00%
2,868	Main Street Capital Corp.	106,087

Iron & Steel - 1.12%
5,600	Commercial Metals Co.	118,328

Lodging - 1.08%
8,200	La Quinta Holdings, Inc. *	113,652

Machinery-Diversified - 0.62%
1,399	Flowserve Corp.	64,984

Media - 0.54%
820	Nexstar Media Group, Inc.	56,539

Miscellaneous Manufacturing - 1.30%
1,175	AZZ, Inc.	68,914
2,540	Trinity Industries, Inc.	68,174
		137,088

* Non-Income producing.

(a) Security, or a portion of the security is out on loan at February 28, 2017. Total loaned securities had a fair value of $141,545 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Oil & Gas - 12.41%
1,056	Anadarko Petroleum Corp.	$ 68,270
1,317	Apache Corp.	69,261
3,290	Atwood Oceanics, Inc. *	34,578
2,483	Cabot Oil & Gas Corp.	54,378
1,620	Carrizo Oil & Gas, Inc. *	52,731
602	Cheniere Energy, Inc. *	28,926
860	Concho Resources, Inc. *	113,907
4,880	Denbury Resources, Inc. *	13,225
418	Diamonback Energy, Inc. *	42,159
622	EOG Resources, Inc.	60,328
673	Exxon Mobil Corp.	54,728
1,770	HollyFrontier Corp.	51,826
1,528	Marathon Oil Corp.	24,448
2,444	Matador Resources Co. *	58,827
5,114	Oasis Petroleum, Inc. *	72,414
2,049	Patterson-UTI Energy, Inc.	56,593
273	Pioneer Natural Resources Co.	50,770
2,270	Range Resources Corp.	62,697
1,499	RSP Permian, Inc. *	59,196
11,400	Southwestern Energy Co. *	85,614
562	Tesoro Corp.	47,877
500	Texas Pacific Land Trust *	149,255
		1,312,008
Oil & Gas Services - 4.96%
500	Baker Hughes, Inc.	30,140
1,030	Dril-Quip, Inc. *	63,191
969	Flotek Industries, Inc. (a) *	13,101
4,871	Forum Energy Technologies, Inc. *	105,701
600	Halliburton Co.	32,076
6,400	Helix Energy Solutions Group, Inc. *	52,864
1,638	National Oilwell Varco, Inc.	66,208
1,443	Oceaneering International, Inc.	40,866
750	Schlumberger Ltd.	60,270
1,846	TechnipFMC Plc. *	59,663
		524,080
Pipelines - 1.59%
2,444	Enbridge, Inc.	102,292
3,086	Kinder Morgan, Inc.	65,763
		168,055

* Non-Income producing.

(a) Security, or a portion of the security is out on loan at February 28, 2017. Total loaned securities had a fair value of $141,545 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Fair Value

Retail - 6.62%
1,700	Copart, Inc.	$ 100,538
13	Dave & Busters Entertainment, Inc. *	743
1,859	Fiesta Restaurant Group, Inc. *	36,901
4,850	GameStop Corp. Class A	118,534
675	Group 1 Automotive, Inc.	52,441
3,400	Michaels Cos., Inc. *	68,306
6,742	Rush Enterprises, Inc. Class A *	232,464
4,135	Sally Beauty Holding, Inc. *	90,432
		700,359
Semiconductors - 3.80%
2,598	Cirrus Logic, Inc. *	140,500
5,246	Diodes, Inc. *	125,222
1,782	Texas Instruments, Inc.	136,537
		402,259
Software - 1.98%
3,170	Realpage, Inc. *	106,988
677	Tyler Technologies, Inc. *	102,667
		209,655
Telecommunications - 0.87%
2,200	AT&T, Inc.	91,938

Transportation - 0.68%
1,041	Kirby Corp. *	72,037

TOTAL FOR COMMON STOCKS (Cost $9,971,775) - 97.82%		10,343,777

MONEY MARKET FUND - 2.32%
245,718	Federated Government Obligations Fund - Institutional Class, 0.46% (b) **	245,718

TOTAL FOR MONEY MARKET FUND (Cost $245,718) - 2.32%		245,718

TOTAL INVESTMENTS (Cost $10,217,493) - 100.14%		10,589,495

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14)%		(14,742)

NET ASSETS - 100.00%		$10,574,753

* Non-Income producing.

** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2017.

(b) A portion of this security is segregated as collateral for securities on loan at February 28, 2017. Total collateral had a fair value of $141,074 at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 28, 2017 (UNAUDITED)

Assets:	Monteagle Fixed Income Fund	Monteagle Informed Investor Growth Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	The Texas Fund
Investment Securities
At Cost	$ 51,895,003	$ 8,764,508	$ 18,957,704	$12,903,638	$ 18,676,735	$10,217,493
At Fair Value (Note 2) - including $0, $0, $0, $491,790, $323,334 & $141,545 of securities loaned (Note 2), respectively
	$ 51,972,236	$ 9,247,683	$ 24,806,581	$12,891,411	$ 22,247,523	$10,589,495

Cash	374	374	374	374	374	374
Receivables:
Dividends and Interest	265,222	13,693	35,923	23,317	66,843	10,926
Portfolio Securities Sold	-	2,160,088	-	-	-	231,455
Shareholder Subscriptions	-	-	-	-	7,143	-
Prepaid Expenses	4,930	3,205	3,748	3,165	3,127	3,480
Total Assets	52,242,762	11,425,043	24,846,626	12,918,267	22,325,010	10,835,730
Liabilities:
Payables:
Collateral on securities loaned	-	-	-	502,554	342,047	141,074
Due to Adviser	37,555	10,324	22,384	11,286	20,104	11,778
Chief Compliance Officer Fees	4,640	960	1,507	910	1,402	901
Trustee Fees	505	812	816	819	925	813
Portfolio Securities Purchased	1,017,315	216,835	1,577	-	-	106,226
Shareholder Redemptions	10,716	-	-	-	-	-
Distributions Payable	2,462	-	-	-	-	-
Miscellaneous Fees	713	191	385	218	294	185
Total Liabilities	1,073,906	229,122	26,669	515,787	364,772	260,977
Net Assets	$ 51,168,856	$ 11,195,921	$ 24,819,957	$12,402,480	$ 21,960,238	$10,574,753

Net Assets Consist of:
Paid In Capital	$ 51,367,009	$10,402,329	$ 17,965,487	$11,477,051	$17,933,904	$11,434,769
Accumulated Undistributed Net Investment Income (Loss)	4,856	(19,463)	27,988	20,336	59,396	(33,221)
Accumulated Undistributed Realized Gain (Loss) on Investments	(280,242)	329,880	977,605	917,320	396,150	(1,198,797)
Unrealized Appreciation (Depreciation) in Value of Investments	77,233	483,175	5,848,877	(12,227)	3,570,788	372,002
Net Assets	$ 51,168,856	$ 11,195,921	$ 24,819,957	$12,402,480	$ 21,960,238	$10,574,753

Class I Shares
Net Assets	$ 51,168,856	$11,195,921	$ 24,819,957	$12,402,480	$21,960,238	$10,574,753
Shares of beneficial interest outstanding (1)	4,936,636	1,062,464	1,880,797	955,752	1,453,536	1,084,126
Net asset value, offering and redemption price per share	$ 10.37	$ 10.54	$ 13.20	$ 12.98	$ 15.11	$ 9.75

(1) Unlimited number of shares of beneficial interest with no par value, authorized.
The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED)

	Monteagle Fixed Income Fund	Monteagle Informed Investor Growth Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	The Texas Fund
Investment Income:
Dividends	$ -	$ 54,928	$ 196,468	$ 114,396	$ 293,803	$ 61,849
Interest	573,105	4,932	2,200	2,407	1,936	411
Securities Lending	-	6,302	-	1,052	10,829	2,441
Total Investment Income	573,105	66,162	198,668	117,855	306,568	64,701

Expenses:
Advisory Fees	246,093	67,208	144,758	68,431	124,538	72,065
Chief Compliance Officer Fees	18,304	5,583	9,038	5,544	8,135	5,216
Trustee Fees	3,025	3,326	3,330	3,333	3,439	3,328
Legal Fees	2,620	2,620	2,620	2,620	2,920	2,620
ICI Membership Fees	468	135	240	128	120	188
Miscellaneous Fees	1,419	389	771	443	586	451
Total Expenses	271,929	79,261	160,757	80,499	139,738	83,868

Net Investment Income (Loss)	301,176	(13,099)	37,911	37,356	166,830	(19,167)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net Realized Gain (Loss) from Investments	(48,353)	406,939	991,145	1,178,698	1,450,290	259,128
Net Realized Loss from Options Purchased and Written	-	-	-	-	-	(39,973)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,142,042)	29,891	662,788	101,990	538,618	750,375

Net Realized and Unrealized Gain (Loss) on Investments	(1,190,395)	436,830	1,653,933	1,280,688	1,988,908	969,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (889,219)	$ 423,731	$1,691,844	$ 1,318,044	$2,155,738	$ 950,363

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2017	8/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 301,176	$ 571,208
Net Realized Gain (Loss) on Investment Transactions	(48,353)	132,483
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,142,042)	1,086,338
Net Increase (Decrease) in Net Assets Resulting from Operations	(889,219)	1,790,029

Distributions to Shareholders from:
Net Investment Income:
Class I	(298,883)	(647,559)
Realized Gains:
Class I	-	-
Net Change in Net Assets from Distributions	(298,883)	(647,559)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	2,496,226	1,615,881
Shares Issued on Reinvestment of Dividends
Class I	287,665	628,695
Cost of Shares Redeemed:
Class I	(2,663,960)	(1,000,966)
Net Increase from Shareholder Activity	119,931	1,243,610

Net Assets:
Net Increase (Decrease) in Net Assets	(1,068,171)	2,386,080
Beginning of Period	52,237,027	79,850,947
End of Period (Including Accumulated Undistributed Net
Investment Income of $4,856 and $2,563, respectively)	$ 51,168,856	$52,237,027

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2017	8/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (13,099)	$ (29,214)

Net Realized Gain on Investment Transactions	406,939	603,684
Net Change in Unrealized Appreciation (Depreciation) on Investments	29,891	213,167
Net Increase in Net Assets Resulting from Operations	423,731	787,637

Distributions to Shareholders from:
Net Investment Income:
Class I	-	-
Realized Gains:
Class I	(482,610)	(975,365)
Net Change in Net Assets from Distributions	(482,610)	(975,365)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	54,317	176,893
Shares Issued on Reinvestment of Dividends
Class I	24,367	75,161
Cost of Shares Redeemed:
Class I	(365,106)	(498,457)
Net Decrease from Shareholder Activity	(286,422)	(246,403)

Net Assets:
Net Decrease in Net Assets	(345,301)	(434,131)
Beginning of Period	11,541,222	11,975,353
End of Period (Including Accumulated Net Investment
Loss of $(19,463) and $(6,364), respectively)	$ 11,195,921	$ 11,541,222

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2017	8/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 37,911	$ 87,276
Net Realized Gain on Investment Transactions	991,145	1,959,572
Net Change in Unrealized Appreciation (Depreciation) on Investments	662,788	(277,830)
Net Increase in Net Assets Resulting from Operations	1,691,844	1,769,018

Distributions to Shareholders from:
Net Investment Income:
Class I	(45,678)	(102,638)
Realized Gains:
Class I	(1,664,116)	(1,580,560)
Net Change in Net Assets from Distributions	(1,709,794)	(1,683,198)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	74,027	163,931
Shares Issued on Reinvestment of Dividends
Class I	106,793	106,311
Cost of Shares Redeemed:
Class I	(124,138)	(337,662)
Net Increase (Decrease) from Shareholder Activity	56,682	(67,420)

Net Assets:
Net Increase in Net Assets	38,732	18,400
Beginning of Period	24,781,225	24,762,825
End of Period (Including Accumulated Undistributed Net
Investment Income of $27,988 and $35,754, respectively)	$ 24,819,957	$ 24,781,225

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2017	8/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 37,356	$ 92,579
Net Realized Gain on Investment Transactions	1,178,698	75,018
Net Change in Unrealized Appreciation (Depreciation) on Investments	101,990	129,108
Net Increase in Net Assets Resulting from Operations	1,318,044	296,705

Distributions to Shareholders from:
Net Investment Income:
Class I	(17,780)	(113,401)
Realized Gains:
Class I	(255,748)	(3,404,267)
Net Change in Net Assets from Distributions	(273,528)	(3,517,668)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	1,110,793	2,027,114
Shares Issued on Reinvestment of Dividends
Class I	238,446	3,430,579
Cost of Shares Redeemed:
Class I	(309,588)	(5,607,796)
Net Increase (Decrease) from Shareholder Activity	1,039,651	(150,103)

Net Assets:
Net Increase (Decrease) in Net Assets	2,084,167	(3,371,066)
Beginning of Period	10,318,313	13,689,379
End of Period (Including Accumulated Undistributed Net
Investment Income of $20,336 and $760, respectively)	$ 12,402,480	$10,318,313

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2017	8/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 166,830	$ 283,054
Net Realized Gain (Loss) on Investment Transactions	1,450,290	(51,614)
Net Change in Unrealized Appreciation on Investments	538,618	2,670,664
Net Increase in Net Assets Resulting from Operations	2,155,738	2,902,104

Distributions to Shareholders from:
Net Investment Income:
Class I	(147,863)	(276,102)
Realized Gains:
Class I	(1,008,633)	(1,138,794)
Net Change in Net Assets from Distributions	(1,156,496)	(1,414,896)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	1,168,913	698,123
Shares Issued on Reinvestment of Dividends
Class I	5,154	6,045
Cost of Shares Redeemed:
Class I	(25,686)	(381,403)
Net Increase from Shareholder Activity	1,148,381	322,765

Net Assets:
Net Increase in Net Assets	2,147,623	1,809,973
Beginning of Period	19,812,615	18,002,642
End of Period (Including Accumulated Undistributed Net
Investment Income of $59,396 and $40,429, respectively)	$ 21,960,238	$ 19,812,615

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2017	8/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (19,167)	$ (35,657)
Net Realized Gain (Loss) on Investment and Options Transactions	219,155	(314,546)
Net Change in Unrealized Appreciation on Investments	750,375	176,686
Net Increase (Decrease) in Net Assets Resulting from Operations	950,363	(173,517)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	697,079	1,035,366
Class C	-	-
Cost of Shares Redeemed:
Class I	(564,381)	(2,385,446)
Class C	-	(18,824)
Net Increase (Decrease) from Shareholder Activity	132,698	(1,368,904)

Net Assets:
Net Increase (Decrease) in Net Assets	1,083,061	(1,542,421)
Beginning of Period	9,491,692	11,034,113
End of Period (Including Accumulated Net Investment
Loss of $(33,221) and $(14,054), respectively)	$ 10,574,753	$ 9,491,692

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
Class I Shares	2/28/2017		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 10.61		$ 10.38	$ 10.44	$ 10.25	$ 10.80	$ 10.70

Income From Investment Operations:
Net Investment Income	0.06	*	0.13	0.14	0.14	0.19	0.27
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.24)		0.23	(0.06)	0.19	(0.55)	0.10
Total from Investment Operations	(0.18)		0.36	0.08	0.33	(0.36)	0.37

Distributions:
From Net Investment Income	(0.06)		(0.13)	(0.14)	(0.14)	(0.19)	(0.27)
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	(0.06)		(0.13)	(0.14)	(0.14)	(0.19)	(0.27)

Net Asset Value, at End of Period	$ 10.37		$ 10.61	$ 10.38	$ 10.44	$ 10.25	$ 10.80

Total Return **	(1.69)%	(b)	3.51%	0.72%	3.23%	(3.41)%	3.48%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 51,169		$ 52,237	$ 49,851	$ 42,601	$ 39,387	$ 35,896
Ratio of Expenses to Average Net Assets	1.06%	(a)	1.07%	1.05%	1.05%	1.06%	1.09%
Ratio of Net Investment Income to Average Net Assets	1.18%	(a)	1.12%	1.23%	1.32%	1.68%	2.46%
Portfolio Turnover	4%	(b)	12%	15%	13%	22%	23%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
Class I Shares	2/28/2017		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 10.59		$ 10.74	$ 12.90	$ 11.75	$ 11.71	$ 10.62

Income From Investment Operations:
Net Investment Loss	(0.01)	*	(0.03)	(0.11)	(0.08)	(0.07)	(0.06)
Net Gain on Securities (Realized and Unrealized)	0.41		0.76	0.02	2.20	1.00	1.55
Total from Investment Operations	0.40		0.73	(0.09)	2.12	0.93	1.49

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	(0.45)		(0.88)	(2.07)	(0.97)	(0.89)	(0.40)
Total from Distributions	(0.45)		(0.88)	(2.07)	(0.97)	(0.89)	(0.40)

Net Asset Value, at End of Period	$ 10.54		$ 10.59	$ 10.74	$ 12.90	$ 11.75	$ 11.71

Total Return **	3.90%	(b)	7.11%	0.24%	18.65%	9.03%	14.81%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,196		$ 11,541	$ 11,975	$ 14,262	$ 13,305	$ 13,741
Ratio of Expenses to Average Net Assets (d)	1.42%	(a)	1.42%	1.37%	1.35%	1.37%	1.34%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.23%)	(a)	(0.25%)	(0.99%)	(0.66%)	(0.59%)	(0.94%)
Portfolio Turnover	338%	(b)	601%	428%	290%	641%	795%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized

(b) Not annualized

(c) Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(d) The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
Class I Shares	2/28/2017		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 13.21		$ 13.16	$ 12.99	$ 10.65	$ 9.95	$ 8.71

Income From Investment Operations:
Net Investment Income	0.02	*	0.04	0.05	- ***	0.04	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.88		0.90	0.26	2.35	0.72	1.22
Total from Investment Operations	0.90		0.94	0.31	2.35	0.76	1.24

Distributions:
From Net Investment Income	(0.02)		(0.05)	(0.02)	(0.01)	(0.06)	- (a)
From Net Realized Gain	(0.89)		(0.84)	(0.12)	-	-	-
Total from Distributions	(0.91)		(0.89)	(0.14)	(0.01)	(0.06)	-

Net Asset Value, at End of Period	$ 13.20		$ 13.21	$ 13.16	$ 12.99	$ 10.65	$ 9.95

Total Return **	7.19%	(c)	7.52%	2.43%	22.05%	7.62%	14.26%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 24,820		$ 24,781	$ 24,763	$ 24,057	$ 25,553	$ 28,225
Ratio of Expenses to Average Net Assets	1.33%	(b)	1.34%	1.31%	1.31%	1.30%	1.33%
Ratio of Net Investment Income to Average Net Assets	0.31%	(b)	0.36%	0.36%	0.03%	0.34%	0.26%
Portfolio Turnover	19%	(c)	34%	25%	27%	50%	54%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The amount is less than $0.005 per share.

(a) Distributions per share were $(0.0016) for the year ended August 31, 2012.

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
Class I Shares	2/28/2017		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 11.83		$ 15.86	$ 18.66	$ 15.07	$ 10.95	$ 10.16

Income From Investment Operations:
Net Investment Income	0.04	*	0.09	0.15	0.15	0.14	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	1.41		0.22	(0.87)	3.90	4.13	0.78
Total from Investment Operations	1.45		0.31	(0.72)	4.05	4.27	0.91

Distributions:
From Net Investment Income	(0.02)		(0.13)	(0.15)	(0.13)	(0.15)	(0.12)
From Net Realized Gain	(0.28)		(4.21)	(1.93)	(0.33)	-	-
Total from Distributions	(0.30)		(4.34)	(2.08)	(0.46)	(0.15)	(0.12)

Net Asset Value, at End of Period	$ 12.98		$ 11.83	$ 15.86	$ 18.66	$ 15.07	$ 10.95

Total Return **	12.26%	(b)	4.75%	(4.10)%	27.29%	39.26%	9.01%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,402		$ 10,318	$ 13,689	$ 16,314	$ 14,339	$ 10,177
Ratio of Expenses to Average Net Assets	1.41%	(a)	1.43%	1.35%	1.35%	1.37%	1.43%
Ratio of Net Investment Income to Average Net Assets	0.65%	(a)	0.87%	0.87%	0.86%	1.06%	1.23%
Portfolio Turnover	42%	(b)	25%	62%	29%	36%	8%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
Class I Shares	2/28/2017		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 14.41		$ 13.36	$ 18.60	$ 15.17	$ 13.31	$ 15.55

Income From Investment Operations:
Net Investment Income	0.12	*	0.20	0.20	0.22	0.17	0.18
Net Gain on Securities (Realized and Unrealized)	1.40		1.90	(2.68)	3.40	2.20	0.78
Total from Investment Operations	1.52		2.10	(2.48)	3.62	2.37	0.96

Distributions:
From Net Investment Income	(0.05)		(0.20)	(0.23)	(0.19)	(0.18)	(0.18)
From Net Realized Gain	(0.77)		(0.85)	(2.53)	-	(0.33)	(3.02)
Total from Distributions	(0.82)		(1.05)	(2.76)	(0.19)	(0.51)	(3.20)

Net Asset Value, at End of Period	$ 15.11		$ 14.41	$ 13.36	$ 18.60	$ 15.17	$ 13.31

Total Return **	10.64%	(b)	17.05%	(14.33)%	23.94%	18.32%	8.64%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 21,960		$ 19,813	$ 18,003	$ 20,864	$ 16,210	$ 14,346
Ratio of Expenses to Average Net Assets	1.35%	(a)	1.37%	1.33%	1.34%	1.36%	1.43%
Ratio of Net Investment Income to Average Net Assets	1.61%	(a)	1.57%	1.26%	1.30%	1.22%	1.31%
Portfolio Turnover	23%	(b)	40%	15%	37%	13%	27%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months				Period
	Ended		Fiscal Years Ended		Ended (c)
Class I Shares	2/28/2017		8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 8.88		$ 8.92	$ 10.91	$ 10.00

Income From Investment Operations:
Net Investment Loss	(0.02)	*	(0.03)	(0.03)	(0.03)
Net Gain on Securities (Realized and Unrealized) (d)	0.89		(0.01)	(1.65)	0.94
Total from Investment Operations	0.87		(0.04)	(1.68)	0.91

Distributions:
From Net Investment Income	-		-	-	-
From Net Realized Gain	-		-	(0.31)	-
Total from Distributions	-		-	(0.31)	-

Net Asset Value, at End of Period	$ 9.75		$ 8.88	$ 8.92	$ 10.91

Total Return **	9.80%	(b)	(0.45)%	(15.53)%	9.10%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,575		$ 9,492	$ 11,014	$ 11,995
Ratio of Expenses to Average Net Assets	1.68%	(a)	1.71%	1.60%	1.64%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.38%)	(a)	(0.37)%	(0.33)%	(0.41)%	(a)
Portfolio Turnover	24%	(b)	48%	59%	38%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized

(b) Not annualized

(c) Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

(d) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2017 (UNAUDITED)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund

Monteagle Informed Investor Growth Fund

Monteagle Quality Growth Fund

Monteagle Select Value Fund

Monteagle Value Fund

The Texas Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), Monteagle Value Fund (“Value Fund”) and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund are authorized to offer one class of shares, Class I.

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2017:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$-	$11,594,454	$11,594,454
Corporate Bonds	-	24,210,846	24,210,846
Real Estate Investment Trust	756,074	-	756,074
Mortgage-Backed Securities	-	11,411,394	11,411,394
Money Market Fund	3,999,468	-	3,999,468
Totals	$4,755,542	$47,216,694	$51,972,236

Informed Investor Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$6,312,220	$-	$6,312,220
Exchange-Traded Funds	923,936	-	923,936
Money Market Fund	2,011,527	-	2,011,527
Totals	$9,247,683	$-	$9,247,683

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$22,994,398	$-	$22,994,398
Real Estate Investment Trusts	418,330	-	418,330
Money Market Fund	1,393,853	-	1,393,853
Totals	$24,806,581	$-	$24,806,581

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$11,512,771	$-	$11,512,771
Real Estate Investment Trust	213,791	-	213,791
Money Market Fund	1,164,849	-	1,164,849
Totals	$12,891,411	$-	$12,891,411

Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$20,423,735	$240,414	$20,664,149
Preferred Stock	144,180	-	144,180
Real Estate Investment Trust	489,744	-	489,744
Money Market Fund	949,450	-	949,450
Totals	$22,007,109	$240,414	$22,247,523

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,343,777	$-	$10,343,777
Money Market Fund	245,718	-	245,718
Totals	$10,589,495	$-	$10,589,495

(a)

As of and during the six months ended February 28, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)

All common stocks held in the Funds, except those noted in the Value Fund’s Schedule of Investments, are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no transfers into and out of any Level during the six months ended February 28, 2017.

Options transactions — The Texas Fund (the “Fund”) may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. There were no derivatives held by the Texas Fund at February 28, 2017.

The effect of derivative instruments on the Statements of Operations during the period ended February 28, 2017 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Texas Fund	Call options purchased and written	Net realized loss from call options purchased and written	$(39,973)

For the six months ended February 28, 2017, the Texas Fund purchased 235 call option contracts and 125 put option contracts. The number of purchased contracts is representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The following table presents financial instruments that are subject to enforceable netting arrangements as of February 28, 2017:

Assets:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Select Value Fund	Securities Loaned	$491,790	$-	$491,790	$-	$491,790	$-
Value Fund	Securities Loaned	323,334	-	323,334	-	323,334	-
Texas Fund	Securities Loaned	141,545	-	141,545	-	141,545	-

The Fixed Income Fund, Informed Investor Growth Fund and Quality Growth Fund did not have any securities loaned at February 28, 2017.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended February 28, 2017 and for the year ended August 31, 2016 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2017	2016	2017	2016
Fixed Income Fund	$298,883	$647,559	$-	$-
Informed Investor Growth Fund	-	826,557	482,610	148,808
Quality Growth Fund	45,678	102,638	1,664,116	1,580,560
Select Value Fund	17,780	113,401	255,748	3,404,267
Value Fund	147,863	273,437	1,008,633	1,141,459
Texas Fund	-	-	-	-

Estimates — These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Multiple Class Allocations — Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund	Texas Fund
Up to and including $10 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.450%
From $10 million up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.350%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%	1.250%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%	1.100%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%	0.950%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

For the six months ended February 28, 2017, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2017
Fixed Income Fund	$246,093	$37,555
Informed Investor Growth Fund	67,208	10,324
Quality Growth Fund	144,758	22,384
Select Value Fund	68,431	11,286
Value Fund	124,538	20,104
Texas Fund	72,065	11,778

An officer of Nashville Capital is also an officer of the Trust.

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Texas Fund — Nashville Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Nashville Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Pursuant to an Investment Company Services Agreement between the Trust and M3Sixty Administration, LLC (“M3Sixty”), M3Sixty provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. M3Sixty receives fees for these services, which are paid by the Adviser (not the Funds).

Effective December, 2016, Mutual Shareholders Services, LLC (“MSS”) began to provide fund accounting, administration and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Distribution Agreement

Effective December, 2016, Arbor Court Capital began to serve as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2017, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$4,161,176	$1,718,164
Informed Investor Growth Fund	56,728,903	58,844,914
Quality Growth Fund	7,803,651	9,789,269
Select Value Fund	2,540,536	6,595,740
Value Fund	6,974,246	7,528,476
Texas Fund	7,305,067	3,768,084

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $1,535,041 and $0, respectively. There were no purchases or sales of U.S. government securities made by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund or Texas Fund.

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2016, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$1,219,275	$2,563	$-	$(203,159)	$-	$(28,730)	$989,949
Informed Investor Growth Fund	413,373	245,320	200,142	-	(6,364)	-	852,471
Quality Growth Fund	5,172,552	98,440	1,601,427	-	-	-	6,872,419
Select Value Fund	(117,617)	760	-	-	-	(2,230)	(119,087)
Value Fund	3,032,170	40,429	3,442	-	-	(48,949)	3,027,092
Texas Fund	(424,903)	-	-	(1,082,514)	(14,054)	(288,908)	(1,810,379)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales, REIT adjustments and reclassifications of paydown losses.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2016, the Funds’ most recent fiscal year end, the Funds elected to defer net capital losses and ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Fixed Income Fund	$28,730	$-	$-	$-
Informed Investor Growth Fund	-	-	6,364	85,957
Quality Growth Fund	-	-	-	-
Select Value Fund	2,230	-	-	-
Value Fund	48,949	-	-	-
Texas Fund	288,908	1,024,599	14,054	24,303

As of August 31, 2016, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund	2017	2018	Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Fixed Income Fund	$180,638	$22,521	$-	$-	$203,159	$88,081
Informed Investor Growth Fund	-	-	-	-	-	-
Quality Growth Fund	-	-	-	-	-	-
Select Value Fund	-	-	-	-	-	-
Value Fund	-	-	-	-	-	-
Texas Fund	-	-	600,067	482,447	1,082,514	-

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses. There were no post-enactment capital losses incurred by the Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund or Value Fund during the year ended August 31, 2016.

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2017:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$51,895,003	$373,927	$(296,694)	$77,233
Informed Investor Growth Fund	8,764,508	547,295	(64,120)	483,175
Quality Growth Fund	18,957,704	6,201,573	(352,696)	5,848,877
Select Value Fund	12,903,638	1,351,404	(1,363,631)	(12,227)
Value Fund	18,676,735	4,120,405	(549,617)	3,570,788
Texas Fund	10,217,493	1,317,295	(945,293)	372,002

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Texas Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2017, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2013.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2017, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 28, 2017
Fixed Income Fund	Mitra & Co.	92%
Informed Investor Growth Fund	Maril & Co.	95%
Quality Growth Fund	Maril & Co.	93%
Select Value Fund	Charles Schwab & Co.	75%
Value Fund	Maril & Co.	99%
Texas Fund	NFS, LLC	74%

7. CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2017
Class I
Shares	238,868	(253,143)	27,587	4,936,636
Value	$2,496,226	$(2,663,960)	$287,665

For the fiscal year ended:
August 31, 2016
Class I
Shares	155,135	(95,383)	59,813	4,923,324
Value	$1,615,881	$(1,000,966)	$628,695

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2017
Class I
Shares	5,287	(34,738)	2,377	1,062,464
Value	$54,317	$(365,106)	$24,367

For the fiscal year ended:
August 31, 2016
Class I
Shares	17,322	(49,764)	7,405	1,089,538
Value	$176,893	$(498,457)	$75,161

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2017
Class I
Shares	5,694	(9,739)	8,506	1,880,797
Value	$74,027	$(124,138)	$106,793

For the fiscal year ended:
August 31, 2016
Class I
Shares	12,929	(27,048)	8,447	1,876,336
Value	$163,931	$(337,662)	$106,311

	Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2017
Class I
Shares	89,766	(24,286)	18,402	955,752
Value	$1,110,793	$(309,588)	$238,446

For the fiscal year ended:
August 31, 2016
Class I
Shares	183,156	(491,524)	317,166	871,870
Value	$2,027,114	$(5,607,796)	$3,430,579

	Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2017
Class I
Shares	79,811	(1,792)	345	1,453,536
Value	$1,168,913	$(25,686)	$5,154

For the fiscal year ended:
August 31, 2016
Class I
Shares	56,173	(28,815)	479	1,375,172
Value	$698,123	$(381,403)	$6,045

	Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2017
Class I
Shares	76,229	(61,391)	—	1,084,126
Value	$697,079	$(564,381)	$—

For the fiscal year ended:
August 31, 2016
Class I
Shares	121,618	(286,891)	—	1,069,288
Value	$1,035,366	$(2,385,446)	$—
Class C *
Shares	—	(2,260)	—	—
Value	$—	$(18,824)	$—

*	Figures are for the period from September 1, 2015 through July 29, 2016.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See note 2 for additional disclosures related to options transactions.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

12. SUBSEQUENT EVENTS

On March 15, 2017, the Quality Growth Fund declared a dividend from net investment income of $28,461, which was payable on March 15, 2017.

On March 15, 2017, the Select Value Fund declared a dividend from net investment income of $18,628, which was payable on March 15, 2017.

On March 15, 2017, the Value Fund declared a dividend from net investment income of $74,155, which was payable on March 15, 2017.

On March 31, 2017, the Fixed Income Fund declared a dividend from net investment income of $55,429, which was payable on March 31, 2017.  On April 28, 2017, the Fixed Income Fund declared a dividend from net investment income of $57,001, which was payable on April 28, 2017.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require disclosure.

13. LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No. 10-54010) by The Official Committee of Unsecured Creditors of Tribune Company (“Committee”) on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holdings by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others, owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants - the former shareholders of Tribune - and seeks return of over $8 billion in proceeds from the LBO.

On April 5, 2012, the Committee’s lawsuit was transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions with numerous other related actions. (In re Tribune Company Fraudulent Conveyance Litigation, 1:12-mc-02296-WHP).

On July 23, 2012, the Delaware Bankruptcy Judge confirmed a plan of reorganization that, among other things, replaced the Committee as Plaintiff with a Litigation Trustee.

 On September 7, 2012, Judge Pauley of the Southern District of New York entered a Master Case Order. Among other things, the Master Case Order creates liaison counsel and an Executive Committee for the defendants in the Litigation Trustee’s lawsuit, including those defendants, like the Fund, that were only shareholders of Tribune. The Executive Committee Members for mutual funds are Michael S. Doluisio, an attorney with Dechert LLP in Philadelphia, and Steven R. Schoenfeld, an attorney with Dorsey & Whitney LLP in New York. The Executive Committee is directed to take reasonable steps to streamline case management and to eliminate duplication of efforts and redundant filings. However, the Master Case Order does not certify a class of

Defendants, and does not prevent any individual Defendant from retaining its own counsel or being heard by the Court. Discovery in the Litigation Trustee’s lawsuit is stayed pending resolution of certain motions to dismiss in the related litigation.

On September 23, 2013, the Court rejected the defendants’ arguments under section 546(e) of the Bankruptcy Code (the so-called public-securities-market exemption), but still dismissed the so-called Individual Creditors Actions (the individual creditor, constructive fraudulent-conveyance actions) on the ground that the Individual Creditors lack standing to seek avoidance of the same transactions that the Litigation Trustee is simultaneously suing to avoid.

On May 23, 2014, the Executive Committee, on behalf of all Exhibit A shareholder defendants, including the Fund, filed a motion to dismiss Count One of the Litigation Trustee’s Fifth Amended Complaint on grounds, among other things, that complaint fails to allege facts from which a strong inference can be drawn that the Tribune Board acted with the actual intent to hinder, delay or defraud creditors when it approved the LBO. The Litigation Trustee has responded and the motion is fully briefed and pending before Judge Pauley. The Litigation Trustee has requested that the Judge rule on these motions and allow the Litigation Trustee to proceed with discovery.

The Individual Creditors appealed the dismissal for lack of standing to the Second Circuit, and the Executive Committee cross-appealed the failure to dismiss under 546(e). On March 29, 2016, the Second Circuit Court of Appeals issued its opinion. The Court ruled that the noteholder creditors had standing to sue, but that, on the merits, their claims were preempted by the safe harbor in Section 546(e) of the Bankruptcy Code. Assuming this result is not reversed by the United States Supreme Court, then this would leave only the Litigation Trustee’s claims for intentional fraudulent conveyance. On September 9, 2016, the Individual Creditors filed their petition for certiorari to the Supreme Court. The Supreme Court has not yet acted on the request to review the Second Circuit’s decision.

On January 9, 2017 the District Judge issued an Opinion granting the shareholder defendants’ motion to dismiss the Trustee’s intentional fraudulent conveyance claims.  This will likely be appealed to the Second Circuit.

We are waiting for the Supreme Court to decide whether to take the appeal of the Second Circuit’s prior decision dismissing the constructive fraudulent conveyance claims.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 28, 2017 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2016 and held until the end of the period February 28, 2017.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Monteagle Fixed Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$983.10	$5.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.54	$5.31

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Informed Investor Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,038.98	$7.18
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.75	$7.10

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Quality Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,071.92	$6.83
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Select Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,122.63	$7.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.80	$7.05

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Monteagle Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,106.40	$7.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.10	$6.76

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Texas Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,097.97	$8.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.46	$8.40

* Expenses are equal to the Fund's annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 28, 2017 (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Board of Trustees in compliance with the laws of the state of Delaware. The names of the Trustees and executive officers of the Trust, their position with the Trust, address, age and principal occupations during the past five years are set forth below. Trustees have no official term of office and generally serve until they resign, or are not reelected. The address of each trustee and officer is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

DISINTERESTED TRUSTEES
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF TRUST PORTFOLIOS OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
Larry J. Anderson 1948	Trustee	Since 11-29-02	Certified Public Accountant, Anderson & West, P.C. January 1985 to present	6	None
Charles M. Kinard 1943	Trustee	Since 11-29-02	Retired; Senior Vice President and Trust Officer, First National Bank of Abilene until December 1998	6	None
David J. Gruber 1963	Trustee	Since 10-21-15	Director of Risk Advisory Services, Holbrook & Manter (accounting firm), 2016 to present; President, DJG Financial Consulting, 2007 to 2016	6	Trustee, Asset Management Fund, 2015 to present (3 portfolios); Trustee, Cross Shore Discovery Fund, 2014 to present; Trustee, Fifth Third Funds 2003 to 2012 (20 portfolios)
Jeffrey W. Wallace 1964	Trustee	Since 10-21-15	Senior Director of Investment Operations, Baylor University, 2009 to present	6	None

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

EXECUTIVE OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO

Monteagle Funds, President/CCO from 11/02 to present; Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to present; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to present; PJO Holdings, LLC from 07/15 to present.

Brandon M. Pokersnik 1978	Secretary, AML Officer	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 28, 2017 (UNAUDITED)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid a $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust’s Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six months ended February 28, 2017:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$6,700	$0	$0	$6,700
Charles M. Kinard	$6,700	$0	$0	$6,700
David J. Gruber	$6,700	$0	$0	$6,700
Jeffrey W. Wallace	$6,700	$0	$0	$6,700

MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at    1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Renewal Advisory Agreement - The next item on the agenda was the annual renewal of the Management Agreement between the Trust and Nashville Capital Corporation (the “Adviser”) with respect to each of the Funds, and the respective Sub-Advisers, with respect to the Funds.

Counsel directed the Trustees’ attention to the memorandum from Counsel (the “Counsel Memo”), provided along with the Board Materials.  Counsel reviewed with them the duties of the Trustees in conjunction with the renewals, the standards applicable to their determinations and the factors that the Trustees should and should not take into consideration in making their decision. He referenced key aspects of the Counsel Memo, including, among other things, that the Trustees should evaluate each agreement individually and make a decision whether to renew each on its own merits even if the discussion about the agreements covers all the related items together.

Counsel also reiterated for the Trustees the basic standard under Section 36(b) of the Investment Company Act of 1940 (the “1940 Act”) that the Trustees should keep in mind when deciding whether to renew a contract and the standards the Trustees should apply as a matter of state fiduciary law. He pointed out the types of information and factors that should be considered by the Board in order to make an informed decision regarding renewal, including the factors listed in the Counsel Memo, as well as anything else the Trustees may consider relevant in their reasonable business judgment.

Counsel also directed the Trustees’ attention to the Board Materials provided by the Adviser, each sub-adviser and the Distributor in response to requests from Counsel made on behalf of the Trustees in advance of the meeting. He noted that when making their determination of whether to approve renewal of the agreements, the Board may take

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

into consideration any of that information, as well as information furnished for the Board’s review and consideration throughout the year at other meetings or information that came to their attention through any other appropriate means. Accordingly, in their assessment of the renewals, the Trustees took into consideration such information as they felt was relevant from available materials that included, among others:

(i)

Reports regarding the services and support provided to the Funds and their shareholders by the Adviser, and respective Sub-Advisers;

(ii)

Performance assessments of the investment performance of the Funds by personnel of the Adviser and respective Sub-Advisers;

(iii)

Performance commentary on the reasons for the performance;

(iv)

Presentations by the Funds’ portfolio managers addressing the Adviser’s and the respective Sub-Advisers’ investment philosophy, investment strategy and operations;

(v)

Compliance reports, audits and review reports concerning the Funds, the Adviser, and respective Sub-Advisers;

(vi)

Disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and respective Sub-Advisers;

(vii)

Information on relevant developments in the mutual fund industry and how the Funds and/or the service providers are responding to them;

(viii)

Financial information about the Adviser, respective Sub-Advisers;

(ix)

A description of the personnel at the Adviser, respective Sub-Advisers, including their background, professional skills and accomplishments;

(x)

Information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information about the Adviser, each respective sub-adviser;

(xi)

Comparative expense and performance information for other mutual funds that are similar to the Funds;

(xii)

Where available, information about performance and fees relative to other accounts managed by the sub-advisers that might be considered comparable to the Funds in terms of investment style; and

(xiii)

Any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser or the sub-advisers from their relationship with the Funds.

Management Agreement with Nashville Capital Corporation

Sub Advisory Agreements

i.

Parkway Advisors, L.P.

ii.

Garcia Hamilton & Associates, L.P.

iii.

Howe and Rusling, Inc.

iv.

Robinson Investment Group, Inc.

v.

T.H. Fitzgerald & Company

vi.

J. Team Financial (each, a “Sub-Adviser,” and, collectively, the “Sub-Advisers”)

In deciding whether to approve the Management Agreement and each of the Subadvisory Agreements, the Trustees considered numerous factors, including:

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-Advisers.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds. They noted that the responsibilities of the Adviser and Sub-Advisers under each Agreement had not changed since the last renewal and were not proposed to change. They also considered the following:

•

the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change;

•

the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders;

•

the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that none of the Adviser or Sub-Advisers reported any material compliance matter over the last year;

•

the manner in which the Sub-Advisers seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting that each of the Sub-advisers has provided its policies and procedures related to trading and brokerage, as well as information about average brokerage commissions paid;

•

the investment strategies and sources of information upon which the Sub-Advisers rely in making investment decisions for the Funds;

•

where applicable, the fees charged to and the performance of other accounts managed by the Sub-Advisers similar to the Funds;

•

the oversight of the Funds’ portfolios by the Sub-Advisers and the Adviser and the oversight of the Sub-Advisers by the Adviser;

•

the Sub-advisers’ succession plans and business continuity plans; and

•

the coordination of services for the Funds among the service providers, Trust management and the Trustees.

Counsel noted that T.H. Fitzgerald & Company (“Fitzgerald”), investment sub-adviser to the Monteagle Informed Investor Growth Fund, does not maintain separate insurance coverage and that such lack of coverage may place Fitzgerald at risk of not being able to service the Trust and the Monteagle Informed Investor Growth Fund.  Counsel and the CCO agreed that Fitzgerald is under no legal obligation to retain separate insurance coverage.

After reviewing and considering the foregoing information and further information in the Board Materials provided by the Adviser and Sub-Advisers (such as their respective Form ADV), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each of the Sub-Advisers were satisfactory and adequate for their respective Funds.  Counsel did express concern that the Adviser does not have liability insurance for its Directors, executives, and officers; however, the CCO stated that the Adviser does maintain general liability insurance.

Investment Performance of the Funds, the Adviser and the Sub-Advisers.

In considering the investment performance of the Funds, the Adviser and the Sub-Advisers, it was noted that the Adviser has delegated day-to-day portfolio management to the Sub-Adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also noted the information about the Adviser personnel fulfilling that role, as well as the information about each Sub-Adviser’s portfolio managers managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees compared the short- and long-term performance of each Fund with the performance of its benchmark, groups of funds with similar objectives managed by other investment advisers, and aggregated data by category. It was noted that each of the Fund’s performance had already been discussed under the Report of Management item, and the Trustees therefore took into consideration in their evaluation of contract renewals the information discussed during that portion of the meeting.  Counsel, CCO, and the Trustees discussed each Fund’s performance in light of their stated objectives/restrictions, succession planning of the Monteagle Informed Investor Growth Fund and also reviewed the financial statements of each Sub-Adviser.

After considering and discussing the performance of the Funds further, the Adviser’s and each Sub-Adviser’s experience and performance in their roles with respect to the Funds, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-Advisers was satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser and the Sub-Advisers from their Relationships with the Funds.

In considering these factors, the Trustees noted the overall expenses of each Fund, including the nature and frequency of advisory and sub-advisory fee payments. In addition, the Trustees noted the asset levels of each Fund and the gross and net expenses of each Fund as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group.

The Trustees considered the financial condition and profitability information provided by the Adviser and Sub-Advisers in the Board Materials and the level of commitment to the Funds by the principals of the Adviser and Sub-Advisers to their roles for the Funds.

The Trustees also considered information provided on fees charged by Sub-advisers to accounts that might be considered comparable — such as separately managed accounts — being managed in a similar style, noting that typically fees charged to the Funds were among the lowest, if not lower than, the fees charged to other accounts by the Sub-advisers. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds were satisfactory.

Other Benefits Derived by the Adviser or Sub-Advisers from their Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser or Sub-Advisers derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest.  After reviewing and considering these items and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-Advisers from their relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees next considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the Sub-Advisory fee schedules also have breakpoints at various asset levels.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Counsel also reminded the Trustees that when evaluating an advisory or sub-advisory contract or fees, the Trustees should not take into consideration or make any adjustment for expenditures made by the Adviser, Sub-Advisers or their affiliates for Fund distribution, since Fund assets may be used for the payment of distribution only under a properly adopted 12b-1 plan. He noted that while information about promotional expenditures can be considered for other purposes – such as determining whether the Funds’ distribution arrangements are appropriate – the Trustees should not take them into account when approving the advisory or sub-advisory arrangements or fees.

The CCO then indicated that the Adviser is recommending to the Board that each of the Sub-Advisory Agreements be renewed as proposed, as well as the Management Agreement.

After further review, discussion and a determination made in accordance with the foregoing that the best interests of the Funds and their shareholders was served by the renewal of the Management Agreement and each of the Sub-Advisory Agreements.

This Page Was Left Blank Intentionally

THE MONTEAGLE FUNDS

Investment Adviser

Nashville Capital Corporation

2506 Winford Ave.

Nashville, TN 37211

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/Paul B. Ordonio

   * Paul B. Ordonio

     President

Date May 8, 2017

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date May 8, 2017

* Print the name and title of each signing officer under his or her signature.